EVENTS AFTER THE REPORTING PERIOD (Details) $ / shares in Units, € in Thousands, $ in Millions							6 Months Ended		12 Months Ended
	May 12, 2026 USD ($)	Apr. 24, 2026 EUR (€) D	Mar. 05, 2026 USD ($)	Jan. 21, 2026 USD ($)	Jan. 18, 2026 USD ($) item $ / shares shares	Jan. 16, 2026 shares	Jun. 30, 2026 EUR (€)	Jun. 30, 2025 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Apr. 24, 2026 USD ($)	Mar. 31, 2026 EUR (€)	Jan. 31, 2026 USD ($)	Dec. 31, 2025 $ / shares shares
EVENTS AFTER THE REPORTING PERIOD
Proceeds from loans | €							€ 1,306	€ 1,222	€ 7,572	€ 3,145
Number of shares outstanding														43,062,427
XJ Harbour Set-off agreement
EVENTS AFTER THE REPORTING PERIOD
Conversion share price | $ / shares														$ 2.15
Going concern measures | 7.00% Senior Convertible Note due 2028
EVENTS AFTER THE REPORTING PERIOD
Commitment value | $					$ 30.0
Interest rate on borrowings					7.00%
Debt arrangements | 7.00% Senior Convertible Note due 2028
EVENTS AFTER THE REPORTING PERIOD
Commitment value | $					$ 30.0								$ 30.0
Percentage of principal at which the senior convertible notes were issued					98.00%
Proceeds from loans | $			$ 15.0	$ 15.0
Term of borrowings					two
Interest rate on borrowings					7.00%
Number of conversion notices issued | item					6
Debt converted | $					$ 12.0
Number of shares issued					2,197,898
Debt arrangements | Black forest term loan facility, second tranche | Top of range [member]
EVENTS AFTER THE REPORTING PERIOD
Commitment value | €												€ 7,500
Debt arrangements | XJ Harbour HK Limited
EVENTS AFTER THE REPORTING PERIOD
Number of shares issued						12,540,539
Debt arrangements | XJ Harbour HK Limited | XJ Harbour Set-off agreement
EVENTS AFTER THE REPORTING PERIOD
Number of shares issued						12,540,539
Major ordinary share transactions
EVENTS AFTER THE REPORTING PERIOD
Number of shares outstanding					57,800,864
Major ordinary share transactions | Anette Schmid and Christian Schmid
EVENTS AFTER THE REPORTING PERIOD
Number of nonvoting earnout shares held					5,000,000
Major ordinary share transactions | Threshold share price of 15.00 for cancellation of nonvoting earnout shares
EVENTS AFTER THE REPORTING PERIOD
Threshold share price | $ / shares					$ 15
Major ordinary share transactions | Threshold share price of 15.00 for cancellation of nonvoting earnout shares | Anette Schmid and Christian Schmid
EVENTS AFTER THE REPORTING PERIOD
Number of nonvoting earnout shares held					2,500,000
Major ordinary share transactions | Threshold share price of 18.00 for cancellation of nonvoting earnout shares
EVENTS AFTER THE REPORTING PERIOD
Threshold share price | $ / shares					$ 18
Major ordinary share transactions | Threshold share price of 18.00 for cancellation of nonvoting earnout shares | Anette Schmid and Christian Schmid
EVENTS AFTER THE REPORTING PERIOD
Number of nonvoting earnout shares held					2,500,000
Set-off of financial liabilities through share issuances
EVENTS AFTER THE REPORTING PERIOD
Financial liabilities to be settled through issuance of shares | €		€ 30,800
Number of specified trading days | D		5
Set-off of financial liabilities through share issuances | Christian Schmid
EVENTS AFTER THE REPORTING PERIOD
Financial liabilities to be settled through issuance of shares | $											$ 2.4
Percentage of discount rate		20.00%
Potential ordinary share transactions
EVENTS AFTER THE REPORTING PERIOD
Standby equity purchase agreement, maximum financing amount | $	$ 30.0
Standby equity purchase agreement, availability period	24 months
Commitment fee	0.50%
Purchase price option one	97.00%
Purchase price option two	99.00%